LONG-TERM DEBT - Credit Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 20, 2023
LONG-TERM DEBT
Total long-term debt		$ 1,052,956	$ 1,743,086
Repayment of credit facility		600,000	1,300,000
Old Credit Facility
LONG-TERM DEBT
Aggregate financing commitment		1,200,000
Proceeds from credit facility		200,000	1,300,000
Repayments of debt		200,000	1,300,000
Total long-term debt			$ 0
Credit Facility
LONG-TERM DEBT
Aggregate financing commitment	$ 2,000,000	1,976,500
Proceeds from credit facility		400,000
Repayments of debt		400,000
Total long-term debt		0
Incremental credit uncommitted	$ 1,000,000
Outstanding letters of credit		23,500
Credit Facility | Minimum
LONG-TERM DEBT
Margin adjustment to interest rate basis	0.60%
Standby fee rate	0.09%
Credit Facility | Maximum
LONG-TERM DEBT
Margin adjustment to interest rate basis	2.00%
Standby fee rate	0.25%
Credit Facility | Base rate advances | Minimum
LONG-TERM DEBT
Interest rate	0.00%
Credit Facility | Base rate advances | Maximum
LONG-TERM DEBT
Interest rate	2.00%
Term Loan Facility
LONG-TERM DEBT
Aggregate financing commitment				$ 600,000
Repayment of credit facility		$ 600,000
Term Loan Facility | Minimum
LONG-TERM DEBT
Interest rate				0.00%
Term Loan Facility | Maximum
LONG-TERM DEBT
Interest rate				2.00%